Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Classes of current inventories [abstract]
Raw materials	$ 3,011	$ 4,224	$ 5,247
Work in progress	2,467	292	0
Finished goods	15,451	6,568	1,997
Total Inventories	$ 20,929	$ 11,084	$ 7,244